Use of Judgments and Estimates (Details) - Schedule of Sensitivity Analysis was Performed Considering Increase/Decrease Corporation’s Gross Margins - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Sensitivity Analysis was Performed Considering Increase/Decrease Corporation’s Gross Margins [Abstract]
Revenue	S/ 2,443,984	S/ 2,451,067	S/ 2,467,477
Gross profit	S/ 267,217	S/ (14,212)	S/ 93,995
%	10.93%	0.58%	3.81%
Plus 10%	12.02%	0.64%	4.19%
Increase in profit (loss) before income tax	S/ 26,550	S/ (1,475)	S/ 9,392
Total	S/ 293,767	S/ (15,687)	S/ 103,387
Less 10%	9.84%	0.52%	3.43%
Decrease in profit before income tax	S/ (26,550)	S/ 1,475	S/ (9,392)
Total sensitivity analysis	S/ 240,667	S/ (12,737)	S/ 84,603